Related parties - Summary of Remuneration to Related Parties (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
N Holland [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	$ 0	$ 406,700
P Schmidt [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	0	124,150
B Mattison [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	0		$ 88,217
S Reid [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Services received from related party	14,351,000	0
A Andani [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Services received from related party	$ 70,021,000	$ 141,605,000